Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS PERFORMANCE

	Arsen S. Kitch		Linda K. Massman				Value of Initial Fixed $100 Investment on 12/31/2019 based on:
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO (1)(2)	SCT Total for PEO	CAP to PEO (1)(2)	Average SCT Total for Non-PEO NEOs (3)	Average CAP to Non-PEO NEOs (1)(2)(3)	Company Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (millions)	Adjusted EBITDA (millions) (5)

2023	$5,076,406	$4,607,288	N/A	N/A	$1,110,431	$839,605	$169.10	$137.42	$107.7	$281.0

2022	$4,665,888	$8,013,712	N/A	N/A	$1,485,132	$2,042,485	$177.01	$117.98	$46.0	$226.9

2021	$3,508,327	$2,881,453	N/A	N/A	$1,309,743	$880,350	$171.68	$139.56	($28.1)	$174.6

2020	$4,010,645	$8,567,932	$2,113,374	$2,227,347	$1,691,924	$2,908,320	$176.73	$112.48	$77.1	$283.2

(1)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have subtracted the following
amounts from the value in the
“2023 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	NEO Average	Equity Award Values

2023	$2,872,321	2023	$471,999

(2)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect
the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date

2023	$2,689,265	($286,062)	$70,618

NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date	Fair value of awards at the end of the prior year that failed to meet vesting conditions in the year

2023	$366,385	($40,152)	$12,475	($144,226)

(3)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2023	Sherri Baker, Rebecca Barckley, Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2022	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Michael Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

(4)
Represent the total stockholder return of the S&P MidCap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2023
10-K.

(5)	Adjusted EBITDA is calculated as described in the above Compensation Discussion & Analysis, specifically the subsection entitled “2023 Annual Incentives.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2023	Sherri Baker, Rebecca Barckley, Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2022	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Michael Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Michael Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

Peer Group Issuers, Footnote	Represent the total stockholder return of the S&P MidCap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2023
10-K.

Adjustment To PEO Compensation, Footnote
(1)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have subtracted the following
amounts from the value in the
“2023 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	NEO Average	Equity Award Values

2023	$2,872,321	2023	$471,999

(2)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect
the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date

2023	$2,689,265	($286,062)	$70,618

NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date	Fair value of awards at the end of the prior year that failed to meet vesting conditions in the year

2023	$366,385	($40,152)	$12,475	($144,226)

Non-PEO NEO Average Total Compensation Amount	$ 1,110,431	$ 1,485,132	$ 1,309,743	$ 1,691,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 839,605	2,042,485	880,350	2,908,320
Adjustment to Non-PEO NEO Compensation Footnote
(1)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have subtracted the following
amounts from the value in the
“2023 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	NEO Average	Equity Award Values

2023	$2,872,321	2023	$471,999

(2)
In order to calculate the 2023 compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect
the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date

2023	$2,689,265	($286,062)	$70,618

NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year	Change in fair value of awards granted in prior year through vesting date	Fair value of awards at the end of the prior year that failed to meet vesting conditions in the year

2023	$366,385	($40,152)	$12,475	($144,226)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Metrics

Adjusted EBITDA (financial)

Free Cash Flow (financial)

ROIC (financial)

TSR (financial)

Strategic Objectives (non-financial)

Total Shareholder Return Amount	$ 169.1	177.01	171.68	176.73
Peer Group Total Shareholder Return Amount	137.42	117.98	139.56	112.48
Net Income (Loss)	$ 107,700,000	$ 46,000,000	$ (28,100,000)	$ 77,100,000
Company Selected Measure Amount	281,000,000	226,900,000	174,600,000	283,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (financial)
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow (financial)
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC (financial)
Measure:: 4
Pay vs Performance Disclosure
Name	TSR (financial)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Objectives (non-financial)
Arsen S. Kitch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,076,406	$ 4,665,888	$ 3,508,327	$ 4,010,645
PEO Actually Paid Compensation Amount	$ 4,607,288	$ 8,013,712	$ 2,881,453	8,567,932
PEO Name	Arsen S. Kitch
Linda K. Massman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,113,374
PEO Actually Paid Compensation Amount				$ 2,227,347
PEO Name	Linda K. Massman
PEO | Arsen S. Kitch [Member] | Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,872,321
PEO | Arsen S. Kitch [Member] | Awards granted in year and unvested at end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,689,265
PEO | Arsen S. Kitch [Member] | Awards granted in prior year through end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,062)
PEO | Arsen S. Kitch [Member] | Awards granted in prior year through vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,618
Non-PEO NEO | Equity Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	471,999
Non-PEO NEO | Awards granted in year and unvested at end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	366,385
Non-PEO NEO | Awards granted in prior year through end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,152)
Non-PEO NEO | Awards granted in prior year through vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,475
Non-PEO NEO | Awards at the end of the prior year that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,226)